Pension and other post-employment benefit plans (Narrative) (Detail)		12 Months Ended
		Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2016 CHF (SFr)
Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		SFr 574,000,000	SFr 665,000,000
Plan assets		SFr 30,599,000,000	SFr 28,934,000,000
Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		64
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		131.90%	125.40%
Limit for investments in equities		50.00%
Defined benefit plan, estimated future economic benefit		SFr 0	SFr 0
Total movement in asset ceiling effect		1,407,000,000	466,000,000
Employer contributions expected for the next year		470,000,000
Employer contributions		477,000,000	486,000,000
Plan assets		25,984,000,000	24,614,000,000
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			(319,000,000)
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			(339,000,000)
Minimum commitment toward the pension fund under the related leases		SFr 5,000,000	11,000,000
Maximum period to restore full funding in case an underfunded situation occur		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Net defined benefit pension and post-employment assets		SFr 0	0
Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(170,000,000)
Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		SFr 27,000,000
Swiss pension plan | Max.
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
Swiss pension plan | Min.
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		3.60%
UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions expected for the next year		SFr 0
Employer contributions		0	0
Plan assets		3,381,000,000	3,175,000,000
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(80,000,000)	(63,000,000)
UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(105,000,000)	(866,000,000)
UK pension plan | Market-driven changes in the inflation rates
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		60,000,000	(156,000,000)
US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		97,000,000	179,000,000
Plan assets		SFr 1,234,000,000	1,144,000,000
US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		SFr 8,000,000
Number of plans		2
Employer contributions		SFr 89,000,000	172,000,000
Plan assets	[1]	SFr 1,234,000,000	1,144,000,000
German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		SFr 10,000,000
Number of plans		2
Plan assets		SFr 0
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
German pension plans - Smaller
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
Medical Insurance Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		SFr 5,000,000
UBS AG | Major pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		448,000,000	665,000,000
Plan assets		SFr 20,590,000,000	SFr 28,934,000,000
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		64
Minimum age required to draw early retirement benefits | yr		58
Technical funding ratio		131.90%	125.40%
Limit for investments in equities		50.00%
Defined benefit plan, estimated future economic benefit		SFr 0	SFr 0
Total movement in asset ceiling effect		1,008,000,000	466,000,000
Employer contributions expected for the next year		294,000,000
Employer contributions		351,000,000	486,000,000
Plan assets		15,975,000,000	24,614,000,000
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			(319,000,000)
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions			(339,000,000)
Minimum commitment toward the pension fund under the related leases		SFr 5,000,000	11,000,000
Maximum period to restore full funding in case an underfunded situation occur		10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded		50.00%
Net defined benefit pension and post-employment assets		SFr 0	0
UBS AG | Swiss pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(164,000,000)
UBS AG | Swiss pension plan | Market-driven changes in the assumed interest credit rate on retirement savings
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		SFr 26,000,000
UBS AG | Swiss pension plan | Max.
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		13.50%
Employee contributions on contributory variable compensation (as a percent)		9.00%
Employer contributions on contributory base salary (as a percent)		27.50%
Employer contributions on contributory variable compensation (as a percent)		9.00%
UBS AG | Swiss pension plan | Min.
Disclosure Of Defined Benefit Plans [Line Items]
Employee contributions on contributory base salary (as a percent)		1.00%
Employee contributions on contributory variable compensation (as a percent)		0.00%
Employer contributions on contributory base salary (as a percent)		6.50%
Employer contributions on contributory variable compensation (as a percent)		3.60%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		60
Employer contributions expected for the next year		SFr 0
Employer contributions		0	0
Plan assets		3,381,000,000	3,175,000,000
Increase (decrease) in DBO due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(80,000,000)	(63,000,000)
UBS AG | UK pension plan | Market-driven changes in the discount rate
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		(105,000,000)	(866,000,000)
UBS AG | UK pension plan | Market-driven changes in the inflation rates
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial gains (losses) arising from changes in financial assumptions due to methodology enhancement and/or refinement of estimation approaches for actuarial assumptions		60,000,000	(156,000,000)
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions		97,000,000	179,000,000
Plan assets		SFr 1,234,000,000	1,144,000,000
UBS AG | US pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		SFr 8,000,000
Number of plans		2
Employer contributions		SFr 89,000,000	172,000,000
Plan assets	[1]	SFr 1,234,000,000	SFr 1,144,000,000
UBS AG | German pension plans
Disclosure Of Defined Benefit Plans [Line Items]
Normal retirement age | yr		65
Employer contributions expected for the next year		SFr 10,000,000
Number of plans		2
Plan assets		SFr 0
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		5.00%
UBS AG | German pension plans - Smaller
Disclosure Of Defined Benefit Plans [Line Items]
Interest rate		4.00%
UBS AG | Medical Insurance Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions expected for the next year		SFr 5,000,000

[1]
The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in the Standard & Poor’s rating classification.